EQUITY - Acquisition of remaining publicly held interest in residential mortgage insurer (Details) - USD ($) $ in Millions			6 Months Ended
		Apr. 01, 2021	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about business combination [line items]
Ownership change gain in the equity accounts	[1]		$ (1,857)	$ (374)
Sagen Canada | Sagen MI Canada Inc
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		43.00%
Consideration paid (received)		$ 185
Ownership change gain in the equity accounts		47
Brookfield Business Partners L.P. and Institutional Investors | Sagen Canada | Sagen MI Canada Inc
Disclosure of detailed information about business combination [line items]
Consideration paid (received)		$ 1,300

[1]	Includes gains or losses on changes in ownership interests of consolidated subsidiaries.